Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2022
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
U.K. R&D tax credit	$2,526	$2,211
Prepaid tax	1,080	2,070
Insurance	1,435	2,346
Capacity fee	1,482	2,002
Other current assets	2,728	2,001
	$9,251	$10,630